Other Commitments (Details) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 22, 2019	Sep. 01, 2019	Apr. 30, 2021	Oct. 22, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Other Commitments (Details) [Line Items]
Operating leases, rent expense					$ 77,975	$ 100,949	$ 418,862	$ 331,916
Management fee expense					30,000	0	73,225
Revenue percentage	2.00%			2.00%
Base management fees	$ 10,000			$ 10,000
Escrow deposit					2,000,000		$ 0	2,604,318
Employment agreements description							The Company has employment agreements with many of its key executive officers that usually have terms between one year and three years.
Other commitments, description							(i) design assist consulting, equipment sales and turn-key installation services in respect of specified systems to be constructed as part of Phase 2 and Phase 3 of the Project and (ii) maintenance and lifecycle services in respect of certain systems constructed as part of Phase 1, and to be constructed as part of Phase 2 and Phase 3, of the Project. Under the terms of the TAAS Agreement, Newco has agreed to pay JCI up to an aggregate $217,934,637 for services rendered by JCI over the term of the TAAS Agreement.
Subsequent Event [Member]
Other Commitments (Details) [Line Items]
Monthly installments			$ 103,095
SMG Management Agreement [Member]
Other Commitments (Details) [Line Items]
Management fee expense		$ 200,000			$ 50,000	$ 50,000	$ 200,000	$ 66,667